OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER ASSETS
Federal, provincial and other sales taxes receivable	$ 149,153	$ 100,267
Prepaid expenses	151,741	110,649
Short term investments	10,199	9,896
Other	35,934	39,140
Total other current assets	347,027	259,952
Non-current ore in stockpiles and on leach pads	632,049	405,988
Non-current prepaid expenses	53,191	26,102
Non-current loans receivable	10,108	3,939
Intangible asset		13,318
Investment in associate	10,865	10,732
Other	8,954	6,831
Total other assets	$ 715,167	$ 466,910